Debt - Schedule of Bridge Notes and Related Party Notes (Details)	12 Months Ended
Dec. 31, 2024
2022 Bridge Notes [Member]
Schedule of Bridge Notes and Related Party Notes [Line Items]
Issuance date of promissory notes	May 2022
Maturity date of promissory notes	1
Interest rate	10.00%
Default interest rate	15.00%
Collateral	Unsecured
Conversion rate	3
Related Party Notes [Member]
Schedule of Bridge Notes and Related Party Notes [Line Items]
Issuance date of promissory notes	May 2022
Maturity date of promissory notes	1
Interest rate	6.00%
Default interest rate	15.00%
Collateral	Unsecured
Conversion rate	3
2023 Bridge Notes [Member]
Schedule of Bridge Notes and Related Party Notes [Line Items]
Issuance date of promissory notes	May 2023
Maturity date of promissory notes	2
Interest rate	10.00%
Default interest rate	15.00%
Collateral	Unsecured
Conversion rate	3